Retirement Benefits (Details 9) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates (Table Amounts) [Abstract]
Post-retirement benefit expense - effect of one point increase	$ 5
Post-retirement benefit expense - effect of one point decrease	(6)
Post-retirement benefit liability - effect of one point increase	57
Post-retirement benefit liability - effect of one point decrease	$ (68)